CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - ARS ($) $ in Thousands	Total	Capital stock outstanding [member]	Additional paid-in capital [member]	Equity Adjustments [member]	Accumulated income (loss) from financial instruments at fair value with changes in OCI [member]	Legal reserve [member]	Other reserves [member]	Retained income [member]	Total shareholders' equity attributable to controlling interests [member]	Total shareholders' equity attributable to non-controlling interests [member]
Equity, Beginning balance (Previously stated [member]) at Dec. 31, 2016	$ 20,352,700	$ 1,300,265	$ 219,596	$ 278,131		$ 315,679	$ 12,221,152	$ 6,017,877	$ 20,352,700
Equity, Beginning balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2016	49,906,985			25,698,161	$ 805,499	579,096	22,418,994	(3,778,345)	45,723,405	$ 4,183,580
Equity, Beginning balance at Dec. 31, 2016	70,259,685	1,300,265	219,596	25,976,292	805,499	894,775	34,640,146	2,239,532	66,076,105	4,183,580
Capital Contribution from Non-controlling Interest	(2,107,720)						(2,098,970)		(2,098,970)	(8,750)
Disposal of Equity Interest in Tarjeta del Mar S.A.	(141,327)									(141,327)
Dividends Distribution from Tarjetas Regionales S.A.	(234,894)									(234,894)
Distribution of Profits
- Cash Dividends	(624,290)							(624,290)	(624,290)
- Other Reserves							16,377,058	(16,377,058)
Capital Increase	26,125,279	126,500	10,731,536	15,267,243					26,125,279
Total Comprehensive Income for the Year
Net (Loss) / Income for the Year	11,195,541							10,450,740	10,450,740	744,801
Other Comprehensive Income (Loss) for the Year	(668,759)				(668,759)				(668,759)
Equity, Ending balance at Dec. 31, 2017	103,803,515	1,426,765	10,951,132	41,243,535	136,740	894,775	48,918,234	(4,311,076)	99,260,105	4,543,410
Capital Contribution from Non-controlling Interest							1,185,236		1,185,236	(1,185,236)
Dividends Distribution from Tarjetas Regionales S.A.	(148,894)									(148,894)
Distribution of Profits
- Cash Dividends	(2,487,237)							(2,487,237)	(2,487,237)
- Other Reserves						57,463	16,135,469	(16,192,932)
Total Comprehensive Income for the Year
Net (Loss) / Income for the Year	(5,891,024)							(5,331,559)	(5,331,559)	(559,465)
Other Comprehensive Income (Loss) for the Year	(134,580)				(134,580)				(134,580)
Equity, Ending balance at Dec. 31, 2018	95,141,780	1,426,765	10,951,132	41,243,535	2,160	952,238	66,238,939	(28,322,804)	92,491,965	2,649,815
Capital Contribution from Non-controlling Interest	132,203									132,203
Distribution of Profits
- Cash Dividends	(2,660,800)							(2,660,800)	(2,660,800)
- Other Reserves							26,277,455	(26,277,455)
Total Comprehensive Income for the Year
Net (Loss) / Income for the Year	23,819,117							23,708,123	23,708,123	110,994
Other Comprehensive Income (Loss) for the Year	402,671				402,671				402,671
Equity, Ending balance at Dec. 31, 2019	$ 116,834,971	$ 1,426,765	$ 10,951,132	$ 41,243,535	$ 404,831	$ 952,238	$ 92,516,394	$ (33,552,936)	$ 113,941,959	$ 2,893,012